UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         September 30, 2003

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Pacific Financial Research, Inc.
Address:   9601 Wilshire Blvd., Suite 800
           Beverly Hills, CA 90210

Form 13F File Number: 28-2004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Quinn
Title:  Vice President
Phone:  310-247-3939

Signature, Place, and Date of Signing:
    /s/
    Peter J. Quinn           Beverly Hills, CA          November 13, 2003
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          41

Form 13F Information Table Value Total:   $12949654
                                         (thousands)
List of Other Included Managers:
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Altria Group Inc.              COM              02209S103   975729 22276916 SH       SOLE                 22276916
American Express Company       COM              025816109   793609 17612267 SH       SOLE                 17612267
Anglo American PLC             COM              03485p102     1231    67804 SH       SOLE                    67804
Apartment Investment & Managem COM              03748R101   248595  6315930 SH       SOLE                  6315930
Bear Stearns Companies, Inc.   COM              073902108     2450    32753 SH       SOLE                    32753
CVS Corporation                COM              126650100   315114 10145320 SH       SOLE                 10145320
El Paso Corporation            COM              28336L109   546163 74816789 SH       SOLE                 74816789
Electronic Data Systems Corpor COM              285661104   793696 39291866 SH       SOLE                 39291866
Equity Office Properties Trust COM              294741103    95179  3457280 SH       SOLE                  3457280
Equity Residential             COM              29476L107   289199  9877020 SH       SOLE                  9877020
Fannie Mae                     COM              313586109  1032927 14714061 SH       SOLE                 14714061
Freddie Mac                    COM              313400301  1243446 23752554 SH       SOLE                 23752554
Gillette Co.                   COM              375766102      451    14102 SH       SOLE                    14102
GlaxoSmithKline                COM              37733w105     1930    45520 SH       SOLE                    45520
HCA Inc.                       COM              404119109   401527 10893300 SH       SOLE                 10893300
Johnson & Johnson              COM              478160104     1803    36400 SH       SOLE                    36400
Kraft Foods Inc. Class A       COM              50075n104   481435 16319830 SH       SOLE                 16319830
Lockheed Martin Corporation    COM              539830109     2607    56500 SH       SOLE                    56500
Manpower Inc.                  COM              56418H100    88135  2375600 SH       SOLE                  2375600
Mattel, Inc.                   COM              577081102      723    38125 SH       SOLE                    38125
McDonald's Corporation         COM              580135101   184451  7835650 SH       SOLE                  7835650
Merrill Lynch and Company, Inc COM              590188108   174555  3260880 SH       SOLE                  3260880
Nike, Inc.  Class B            COM              654106103     1222    20100 SH       SOLE                    20100
Office Depot, Inc.             COM              676220106     2719   193500 SH       SOLE                   193500
Old Republic International Cor COM              680223104   152373  4604791 SH       SOLE                  4604791
PepsiCo, Inc.                  COM              713448108     3776    82400 SH       SOLE                    82400
Pfizer Inc.                    COM              717081103   387330 12749490 SH       SOLE                 12749490
Pitney Bowes Inc.              COM              724479100   225904  5895200 SH       SOLE                  5895200
Safeway Inc.                   COM              786514208   415785 18124900 SH       SOLE                 18124900
Sara Lee Corporation           COM              803111103   308674 16812310 SH       SOLE                 16812310
Target Corporation             COM              87612e106     1505    40000 SH       SOLE                    40000
Tenet Healthcare Corporation   COM              88033G100   772392 53342000 SH       SOLE                 53342000
The Interpublic Group of Compa COM              460690100   364744 25831705 SH       SOLE                 25831705
The Kroger Co.                 COM              501044101   503820 28193640 SH       SOLE                 28193640
Time Warner Inc.               COM              887317105   209237 13847614 SH       SOLE                 13847614
Toys ''R'' Us Inc.             COM              892335100      870    72300 SH       SOLE                    72300
Tyco International Ltd.        COM              902124106  1073789 52559435 SH       SOLE                 52559435
Tyson Foods Inc. Class A       COM              902494103   105067  7435720 SH       SOLE                  7435720
UST Inc.                       COM              902911106   446267 12685250 SH       SOLE                 12685250
United Technologies Corporatio COM              913017109     3478    45000 SH       SOLE                    45000
Wyeth                          COM              983024100   295748  6415361 SH       SOLE                  6415361